Document and Entity Information	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Castor Maritime Inc.
Entity Central Index Key	0001720161